HARTFORD GLOBAL HEALTH HLS FUND (Prospectus Summary): | HARTFORD GLOBAL HEALTH HLS FUND
HARTFORD HEALTHCARE HLS FUND

SUPPLEMENT

DATED AUGUST 5, 2011 TO

HARTFORD HEALTHCARE HLS FUND (FORMERLY HARTFORD GLOBAL
HEALTH HLS FUND) PROSPECTUS

AND SUMMARY PROSPECTUS, EACH DATED MAY 1, 2011,

AS LAST SUPPLEMENTED MAY 6, 2011 (SUMMARY PROSPECTUS)

AND JUNE 1, 2011 (PROSPECTUS)

Effective August 5, 2011, “Non-Diversification Risk” is deleted from the Main Risks section of the above-referenced Prospectus and Summary Prospectus.